Annual Total Returns- Janus Henderson Mid Cap Value Portfolio (Service Shares) [BarChart] - Service Shares - Janus Henderson Mid Cap Value Portfolio - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.98%)	10.79%	25.81%	8.44%	(3.69%)	18.76%	13.63%	(13.82%)	30.05%	(1.21%)